Debt - revolving credit facilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	€ 7,600,000,000		€ 6,200,000,000
Revolving Credit Facilities
Disclosure of detailed information about borrowings [line items]
Maximum amount available under credit facility		€ 6,250,000,000.00	5,000,000,000.0
Undrawn borrowing facilities	€ 6,250,000,000
Revolving Credit Facility, Tranche One
Disclosure of detailed information about borrowings [line items]
Maximum amount available under credit facility		€ 3,125,000,000.000
Borrowings maturity term	37 months
Revolving Credit Facility, Tranche One | Borrowings Extension Option 1
Disclosure of detailed information about borrowings [line items]
Extension term	1 year
Revolving Credit Facility, Tranche One | Borrowings Extension Option 2
Disclosure of detailed information about borrowings [line items]
Extension term	11 months
Revolving Credit Facility, Tranche Two
Disclosure of detailed information about borrowings [line items]
Maximum amount available under credit facility	€ 3,125,000,000.000
Borrowings maturity term	60 months
Other Revolving Credit Facilities
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	€ 1,300,000,000		€ 1,200,000,000